ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES
Schedule of accrued expenses

	2018	2019
Operation, maintenance, and telecommunication services	8,013	7,521
Salaries and benefits	2,219	2,658
General, administrative, and marketing expenses	2,299	2,365
Interest and bank charges	238	217
Total	12,769	12,761